Accounts payable, accrued expenses and other liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Deferred revenue	$830,762	$840,935
Accounts payable and accrued expenses	488,334	562,773
Accrued interest	381,479	371,996
Operating lease liabilities	45,090	48,961
Derivative liabilities (Note 12)	13,846	72,727
	$1,759,511	$1,897,392